Other non-current assets	12 Months Ended
Dec. 31, 2021
Miscellaneous non-current assets [abstract]
Other non-current assets
14	Other non-current assets

	December 31,
	2021 $	2020 $
Deposits and prepayments	693,548	193,582

The balances are classified as non-current assets as they are either expected to be (i) recovered or recognized as expense after one year, or (ii) capitalized as property, plant and equipment after the end of the reporting period.